Financial risk management and fair value measurement - Fair value measurement and hierarchy (Details) - Debentures	12 Months Ended
Aug. 31, 2021 CAD ($)
Volatility
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Percentage of reasonably possible increase in unobservable input liabilities	5.00%
Percentage of reasonably possible decrease in unobservable input liabilities	(5.00%)
Change in fair value of debentures by percentage of reasonably possible increase in unobservable input liabilities	$ 2,930,000
Change in fair value of debentures by percentage of reasonably possible decrease in unobservable input liabilities	$ 2,790,000
Credit spread
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Percentage of reasonably possible increase in unobservable input liabilities	2.00%
Percentage of reasonably possible decrease in unobservable input liabilities	(2.00%)
Change in fair value of debentures by percentage of reasonably possible increase in unobservable input liabilities	$ 2,780,000
Change in fair value of debentures by percentage of reasonably possible decrease in unobservable input liabilities	$ 2,925,000